MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL       TWO WORLD TRADE CENTER,
REINVESTMENT FUND                                 NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1998

DEAR SHAREHOLDER:

We are pleased to present the annual report of Morgan Stanley Dean Witter Select Municipal Reinvestment Fund for the year ended December 31, 1998.

Since our last report six months ago, global financial turmoil, including the Russian currency crisis, continued to affect the securities markets. The resulting flight-to-quality bond rally pushed U.S. Treasury bond yields to 30-year lows. Municipal bond yields declined but lagged the downward trend of Treasury yields.

The deflationary impact of the international financial crisis began to temper U.S. economic growth prior to the summer's tumultuous market activity. Lower commodity prices, cheaper imports and improved productivity offset the potential inflationary impact of strong domestic employment. With inflation held in check, the Federal Reserve Board

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  BOND YIELDS 1994-1998
                                                              Insured Municipal
                               30-Year                           Yields on a
                               Insured         30-Year U.S.   Percentage of U.S.
                           Municipal Yields  Treasury Yields   Treasury Yields
12/31/1993                             5.40%              6.34%             85.17%
1/31/1994                              5.40%              6.24%             86.54%
2/28/1994                              5.80%              6.66%             87.09%
3/31/1994                              6.40%              7.09%             90.27%
4/29/1994                              6.35%              7.32%             86.75%
5/31/1994                              6.25%              7.43%             84.12%
6/30/1994                              6.50%              7.61%             85.41%
7/29/1994                              6.25%              7.39%             84.57%
8/31/1994                              6.30%              7.45%             84.56%
9/30/1994                              6.55%              7.81%             83.87%
10/31/1994                             6.75%              7.96%             84.80%
11/30/1994                             7.00%              8.00%             87.50%
12/30/1994                             6.75%              7.88%             85.66%
1/31/1995                              6.40%              7.70%             83.12%
2/28/1995                              6.15%              7.44%             82.66%
3/31/1995                              6.15%              7.43%             82.77%
4/28/1995                              6.20%              7.34%             84.47%
5/31/1995                              5.80%              6.66%             87.09%
6/30/1995                              6.10%              6.62%             92.15%
7/31/1995                              6.10%              6.86%             88.92%
8/31/1995                              6.00%              6.66%             90.09%
9/29/1995                              5.95%              6.48%             91.82%
10/31/1995                             5.75%              6.33%             90.84%
11/30/1995                             5.50%              6.14%             89.58%
12/29/1995                             5.35%              5.94%             90.07%
1/31/1996                              5.40%              6.03%             89.55%
2/29/1996                              5.60%              6.46%             86.69%
3/29/1996                              5.85%              6.66%             87.84%
4/30/1996                              5.95%              6.89%             86.36%
5/31/1996                              6.05%              6.99%             86.55%
6/28/1996                              5.90%              6.89%             85.63%
7/31/1996                              5.85%              6.97%             83.93%
8/30/1996                              5.90%              7.11%             82.98%
9/30/1996                              5.70%              6.93%             82.25%
10/31/1996                             5.65%              6.64%             85.09%
11/29/1996                             5.50%              6.35%             86.61%
12/31/1996                             5.60%              6.63%             84.46%
1/31/1997                              5.70%              6.79%             83.95%
2/28/1997                              5.65%              6.80%             83.09%
3/31/1997                              5.90%              7.10%             83.10%
4/30/1997                              5.75%              6.94%             82.85%
5/30/1997                              5.65%              6.91%             81.77%
6/30/1997                              5.60%              6.78%             82.60%
7/30/1997                              5.30%              6.30%             84.13%
8/31/1997                              5.50%              6.61%             83.21%
9/30/1997                              5.40%              6.40%             84.38%
10/31/1997                             5.35%              6.15%             86.99%
11/30/1997                             5.30%              6.05%             87.60%
12/31/1997                             5.15%              5.92%             86.99%
1/31/1998                              5.15%              5.80%             88.79%
2/28/1998                              5.20%              5.92%             87.84%
3/31/1998                              5.25%              5.93%             88.53%
4/30/1998                              5.35%              5.95%             89.92%
5/29/1998                              5.20%              5.80%             89.66%
6/30/1998                              5.20%              5.65%             92.04%
7/31/1998                              5.18%              5.71%             90.72%
8/31/1998                              5.03%              5.27%             95.45%
9/30/1998                              4.95%              5.00%             99.00%
10/31/1998                             5.05%              5.16%             97.87%
11/30/1998                             5.00%              5.06%             98.81%
12/31/1998                             5.05%              5.10%             99.02%
Source: Municipal Market
Data

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1998, CONTINUED

provided liquidity to the markets by lowering short-term interest rates. Between the end of September and the middle of November, the Federal Reserve Open Market Committee cut the federal funds rate 75 basis points from 5.50 percent to 4.75 percent in three separate moves.

MUNICIPAL MARKET CONDITIONS

At the end of December the long-term insured municipal bond index yield stood at
5.05 percent. This Index declined only 10 basis points from 5.15 percent over the last 12 months. In contrast, the 30-year U.S. Treasury yield fell 80 basis points during the same period.

As municipals lagged the rally in Treasuries, the ratio of municipal yields to Treasury yields rose sharply to 99 percent. A rising ratio means that the attractiveness of municipals relative to Treasuries has improved. The rise in this ratio is similar to the jump witnessed in 1986 when a radical legislative tax-reform proposal threatened the favorable tax advantage of municipal bonds.

The overall decline in interest rates led to a substantial increase in new money municipal financing and stimulated the refunding of older, high cost debt. Total underwriting of $284 billion for 1998 approached the record set in 1993. Half the underwriting volume was enhanced with bond insurance. Refundings represented 29 percent of total new issuance.

PERFORMANCE

The Fund's net asset value (NAV) decreased from $12.47 to $12.27 per share during the year ended December 31, 1998. Based on this NAV change plus reinvestment of tax-free dividends of $0.56 per share and taxable capital gains distributions of $0.30, the Fund's total return was 5.46 percent.

The accompanying chart illustrates the growth of a $10,000 investment in the Fund from inception through the year ended December 31, 1998 versus a similar hypothetical investment in the Lehman Brothers Municipal Bond Index or the Lipper Analytical Services, Inc. General Municipal Debt Funds Average.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    Growth of $10,000
    ($ in Thousands)
  Average Annual Total
         Returns
1 Year                              5 Years                            10 Years
5.46%(1)                           5.15%(1)                            7.31%(1)
                                       Fund          Lehman(3)          Lipper(4)
December 31, 1988                   $10,000            $10,000            $10,000
December 31, 1989                   $10,947            $11,079            $10,996
December 31, 1990                   $11,524            $11,887            $11,656
December 31, 1991                   $12,911            $13,330            $13,059
December 31, 1992                   $14,058            $14,505            $14,221
December 31, 1993                   $15,744            $16,287            $15,989
December 31, 1994                   $14,802            $15,445            $15,023
December 31, 1995                   $17,171            $18,141            $17,624
December 31, 1996                   $17,780            $18,945            $18,255
December 31, 1997                   $19,192            $20,686            $19,969
December 31, 1998                $20,240(2)            $21,893            $21,097

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Closing value assuming a complete redemption on December 31, 1998.
(3) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or more and a minimum credit rating of Baa or BBB, as measured by Moody's Investors Service, Inc. or Standard & Poor's Corp. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
(4) The Lipper General Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1998, CONTINUED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         LONG-TERM SECTORS AS OF DECEMBER 31, 1998
                     (% OF NET ASSETS)
Transportation                                                            22%
General Obligation                                                        19%
Water & Sewer                                                             15%
Hospital                                                                  12%
Education                                                                  8%
IDR/PCR*                                                                   7%
Electric                                                                   6%
Refunded                                                                   5%
All Other                                                                  6%
*INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.
CREDIT RATINGS AS OF DECEMBER 31, 1998
(% OF LONG-TERM PORTFOLIO)
Aaa/AAA                                                                   56%
Aa/AA                                                                     25%
A/A                                                                       19%
AS MEASURED BY MOODY'S INVESTORS SERVICE, INC.
OR STANDARD & POOR'S CORP.
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Call Structure as of December 31,
              1998                                  Weighted Average
                                                   Call Protection: 7
(% of Total Long-Term Portfolio)                         Years
        Percent Callable
1999                                             6%
2000                                             5%
2001                                             2%
2002                                             7%
2003                                             9%
2004                                             7%
2005                                             9%
2006                                            11%
2007                                             5%
2008                                            25%
2009+                                           14%
Portfolio structure is subject to
change.
Years bonds Callable

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1998, CONTINUED

PORTFOLIO STRUCTURE

The Fund remained fully invested in long-term municipal bonds during the year. Investments were diversified among 10 long-term sectors and 48 credits. As illustrated in the accompanying chart of bond calls, weighted average call protection was 7 years.

At the time of issuance, municipal bonds generally have 10 years of protection from the municipality's option to call bonds for redemption. Interest rates have declined since the Fund's inception and we anticipate that most municipal issuers will use their optional call provisions to refinance portfolio holdings at lower yields.

The average maturity of the portfolio was 17 years. Average duration (a measure of sensitivity to interest rate changes) was 7.9 years. High grade credit quality was maintained with over 80 percent of long-term holdings rated double or triple "A."

LOOKING AHEAD

Global economic conditions seem likely to keep inflationary pressures under control and have contributed to lower interest rates. The fixed income markets appear concerned about the risk of reflation as countries seek to stimulate economic growth. However, the ability of the Fed to maintain stability by responding with appropriate monetary policy is encouraging. With the municipal relationship to Treasuries more favorable than it has been in the last 10 years, we believe the outlook for municipal bonds is positive.

We appreciate your ongoing support of Morgan Stanley Dean Witter Select Municipal Reinvestment Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

PRINCIPAL
AMOUNT IN                                                                                    COUPON   MATURITY
THOUSANDS                                                                                     RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           TAX- EXEMPT MUNICIPAL BONDS (95.6%)
           GENERAL OBLIGATION (19.1%)
$  4,000   North Slope Borough, Alaska, Ser 1996 B (MBIA)..................................   0.00%   06/30/07  $ 2,772,280
   2,000   California, Refg Dtd 10/01/98 (MBIA)............................................   4.50    10/01/28    1,840,080
   2,000   Los Angeles Unified School District, California, 1997 Ser B (FGIC)..............   5.00    07/01/23    1,986,040
   1,700   Washington Suburban Sanitation District, Maryland, Gen Constr Refg 1994.........   5.00    06/01/14    1,730,073
   1,260   New York City, New York, 1990 Ser D.............................................   6.00    08/01/07    1,278,736
   2,000   Little Miami Local School District, Ohio, Ser 1998 (FGIC).......................   4.875   12/01/23    1,942,340
   2,000   Pennsylvania, First Ser 1995 (FGIC).............................................   5.50    05/01/12    2,139,320
   2,000   Shelby County, Tennessee, Refg 1995 Ser A.......................................   5.625   04/01/12    2,147,460
   2,000   Washington, Ser 1994 A..........................................................   5.80    09/01/08    2,169,920
                                                                                                                -----------
---------
                                                                                                                 18,006,249
  18,960
                                                                                                                -----------
---------
           EDUCATIONAL FACILITIES REVENUE (7.8%)
   2,000   District of Columbia, Georgetown University Ser 1993............................   5.375   04/01/23    2,043,980
   1,000   Massachusetts Health & Educational Facilities Authority, Boston College Ser K...   5.25    06/01/18    1,011,890
   1,500   Rutgers - The State University, New Jersey, Refg Ser R..........................   6.50    05/01/13    1,641,825
   2,000   New York State Dormitory Authority, State University Ser 1989 B.................   0.00    05/15/03    1,674,800
   1,000   Ohio Higher Educational Facility Commission, Oberlin College Ser 1993...........   5.375   10/01/15    1,032,860
                                                                                                                -----------
---------
                                                                                                                  7,405,355
   7,500
                                                                                                                -----------
---------
           ELECTRIC REVENUE (6.2%)
   2,000   South Carolina Public Service Authority, Santee Cooper 1997 Refg Ser A (MBIA)...   5.00    01/01/29    1,963,420
   2,000   Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary FSA)...............   5.00    07/01/21    1,965,540
   3,000   Washington Public Power Supply System, Proj #2 Refg Ser 1994 A (FGIC)...........   0.00    07/01/09    1,882,080
                                                                                                                -----------
---------
                                                                                                                  5,811,040
   7,000
                                                                                                                -----------
---------
           HOSPITAL REVENUE (11.8%)
   2,000   Birmingham - Carraway Special Care Facilities Financing Authority, Alabama,
             Carraway Methodist Health Ser 1995 A (Connie Lee).............................   6.25    08/15/09    2,297,220
   2,000   Maryland Industrial Development Financing Authority, Holy Cross Health Refg Ser
             1996..........................................................................   5.50    12/01/08    2,190,680
   2,500   New Jersey Health Care Facilities Financing Authority, St Barnabas Health Care
             Refg Ser 1998 B (MBIA)........................................................   5.25    07/01/18    2,553,450
   2,000   North Central Texas Health Facilities Development Corporation, University
             Medical Center Ser 1996 (FSA).................................................   5.50    04/01/10    2,165,720
   2,000   Washington Health Care Facilities, Swedish Health Ser 1998 (AMBAC)..............   5.125   11/15/22    1,968,740
                                                                                                                -----------
---------
                                                                                                                 11,175,810
  10,500
                                                                                                                -----------
---------
           INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (6.5%)
     700   Connecticut Development Authority, Bridgeport Hydraulic Co Refg Ser 1990........   7.25    06/01/20      738,577
   1,000   Michigan Strategic Fund, Ford Motor Co Refg Ser 1991 A..........................   7.10    02/01/06    1,174,510
   2,000   Ohio Water Development Authority, Dayton Power & Light Co Collateralized Refg
             1992 Ser A....................................................................   6.40    08/15/27    2,146,400
   1,500   Matagorda County Navigation District #1, Texas, Central Power & Light Co
             Collateralized Ser 1984 A.....................................................   7.50    12/15/14    1,588,365

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                    COUPON   MATURITY
THOUSANDS                                                                                     RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
$    500   Russell County Industrial Development Authority, Virginia, Appalachian
             Power Co Ser G................................................................   7.70%   11/01/07  $   535,035
                                                                                                                -----------
---------
                                                                                                                  6,182,887
   5,700
                                                                                                                -----------
---------
           MORTGAGE REVENUE - MULTI-FAMILY (1.3%)
     950   Michigan Housing Development Authority, Rental 1992 Ser A.......................   6.60    04/01/12    1,025,563
     155   Pennsylvania Housing Finance Agency, Moderate Rehabilitation - Section 8
             Assisted Issue B..............................................................   9.00    08/01/01      156,194
                                                                                                                -----------
---------
                                                                                                                  1,181,757
   1,105
                                                                                                                -----------
---------
           MORTGAGE REVENUE - SINGLE FAMILY (2.2%)
   2,000   Alaska Housing Finance Corporation, Governmental 1995 Ser A (MBIA)..............   5.875   12/01/24    2,108,380
                                                                                                                -----------
---------
           TRANSPORTATION FACILITIES REVENUE (21.6%)
   2,000   Sacramento County, California, Airport PFC Sub Refg Ser 1998 B (FGIC)...........   5.00    07/01/18    2,007,820
   1,500   San Francisco Bay Area Rapid Transit Authority, California, Sales Tax Ser 1998
             (AMBAC).......................................................................   4.75    07/01/23    1,439,190
   2,000   Lee County, Florida, Ser 1995 (MBIA)............................................   5.75    10/01/22    2,138,720
   2,000   Kansas, Highway Refg Ser 1998...................................................   5.50    09/01/14    2,192,920
   3,500   Kentucky Turnpike Authority, Resource Recovery Road 1987 Ser A BIGS.............   8.50    07/01/06    4,436,494
   2,775   Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA).....................   5.55    01/01/17    2,813,156
   2,000   Ohio Turnpike Commission, Ser 1998 B (FGIC).....................................   4.50    02/15/24    1,846,980
   2,500   Puerto Rico Highway & Transportation Authority, Ser A...........................   4.75    07/01/38    2,368,125
   1,250   North Texas Tollway Authority, Dallas North Tollway Ser 1998 (FGIC).............   4.75    01/01/22    1,187,913
                                                                                                                -----------
---------
                                                                                                                 20,431,318
  19,525
                                                                                                                -----------
---------
           WATER & SEWER REVENUE (14.5%)
   2,000   San Francisco Public Utilities Commission, California, Water 1996 Ser A.........   5.00    11/01/21    1,981,060
   2,000   Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC)........................   4.75    01/01/28    1,909,160
   1,500   Massachusetts Water Resource Authority, 1993 Ser C..............................   5.25    12/01/08    1,611,495
   2,000   Suffolk County Industrial Development Agency, New York, Southwest Sewer Ser 1994
             (FGIC)........................................................................   4.75    02/01/09    2,054,260
   1,000   Columbus, Ohio, Sewerage Refg Ser 1992..........................................   6.25    06/01/08    1,087,170
   5,000   Pittsburgh Water & Sewer Authority, Pennsylvania, 1998 Ser B (FGIC).............   0.00    09/01/28    1,093,500
           Metropolitan Government of Nashville & Davidson County, Tennessee
   2,000     Refg of 1986..................................................................   5.50    01/01/16    2,000,800
   2,000     Refg Ser 1998 A (FGIC)........................................................   4.75    01/01/22    1,918,920
                                                                                                                -----------
---------
                                                                                                                 13,656,365
  17,500
                                                                                                                -----------
---------
           REFUNDED (4.6%)
   2,000   Nebraska Public Power District, Power Supply 1993 Ser...........................   6.125   01/01/03+   2,208,600
   2,000   Clermont County, Ohio, Mercy Health Ser 1991 (AMBAC)............................   6.733   09/01/01+   2,186,140
                                                                                                                -----------
---------
                                                                                                                  4,394,740
   4,000
                                                                                                                -----------
---------

           TOTAL TAX-EXEMPT MUNICIPAL BONDS
           (IDENTIFIED COST $84,135,064)......................................................................
  93,790                                                                                                         90,353,901
---------                                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                    COUPON   MATURITY
THOUSANDS                                                                                     RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.7%)
$  1,000   Parrish Industrial Development Board, Alabama, Alabama Power Co Ser 1994 (Demand
             01/04/99).....................................................................   5.00*%  06/01/15  $ 1,000,000
   1,500   Lincoln County, Wyoming, Exxon Corp Ser 1984 B (Demand 01/04/99)................   5.05*   11/01/14    1,500,000
                                                                                                                -----------
---------

           TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
           (IDENTIFIED COST $2,500,000).......................................................................
   2,500                                                                                                          2,500,000
---------                                                                                                       -----------

$ 96,290 TOTAL INVESTMENTS
         (IDENTIFIED COST $86,635,064) (a)...........................................................    98.3 %   92,853,901
---------
---------

         CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..............................................     1.7      1,623,633
                                                                                                        ------  ------------

         NET ASSETS..................................................................................   100.0 % $ 94,477,534
                                                                                                        ------  ------------
                                                                                                        ------  ------------

---------------------

   BIGS     Bond Income Growth Security
    +       Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
   (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $6,356,413 and the aggregate gross unrealized depreciation is $137,576, resulting in net unrealized appreciation of $6,218,837.

BOND INSURANCE
  AMBAC     AMBAC Indemnity Corporation.
Connie Lee  Connie Lee Insurance Company
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                               DECEMBER 31, 1998

Alabama...........        3.5%
Alaska............        5.2
California........        9.8
Connecticut.......        0.8
District of
 Columbia.........        2.2
Florida...........        2.2
Georgia...........        2.0
Kansas............        2.3%
Kentucky..........        4.7
Maryland..........        4.2
Massachusetts.....        5.8
Michigan..........        2.3
Nebraska..........        2.3
New Jersey........        4.4%
New York..........        5.3
Ohio..............       10.9
Pennsylvania......        3.6
Puerto Rico.......        2.5
South Carolina....        2.0
Tennessee.........        6.4%
Texas.............        5.2
Utah..............        2.1
Virginia..........        0.6
Washington........        6.4
Wyoming...........        1.6
                          ---
Total.............       98.3%
                          ---
                          ---

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS:
Investments in securities, at value
  (identified cost $86,635,064)................................................................  $92,853,901
Cash...........................................................................................      262,896
Receivable for:
    Interest...................................................................................    1,391,254
    Investments sold...........................................................................      225,000
    Shares of beneficial interest sold.........................................................       22,924
Prepaid expenses and other assets..............................................................       20,537
                                                                                                 -----------

     TOTAL ASSETS..............................................................................   94,776,512
                                                                                                 -----------

LIABILITIES:
Payable for:
    Dividends and distributions to shareholders................................................      157,467
    Shares of beneficial interest repurchased..................................................       48,765
    Investment management fee..................................................................       40,081
Accrued expenses and other payables............................................................       52,665
                                                                                                 -----------

     TOTAL LIABILITIES.........................................................................      298,978
                                                                                                 -----------

     NET ASSETS................................................................................  $94,477,534
                                                                                                 -----------
                                                                                                 -----------

COMPOSITION OF NET ASSETS:
Paid-in-capital................................................................................  $88,241,823
Net unrealized appreciation....................................................................    6,218,837
Accumulated undistributed net realized gain....................................................       16,874
                                                                                                 -----------

     NET ASSETS................................................................................  $94,477,534
                                                                                                 -----------
                                                                                                 -----------

NET ASSET VALUE PER SHARE,
  7,700,369 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE).................       $12.27
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

NET INVESTMENT INCOME:

INTEREST INCOME.................................................................................  $5,038,511
                                                                                                  ----------

EXPENSES
Investment management fee.......................................................................     465,126
Transfer agent fees and expenses................................................................     208,575
Professional fees...............................................................................      47,595
Shareholder reports and notices.................................................................      45,681
Registration fees...............................................................................      42,284
Trustees' fees and expenses.....................................................................      11,997
Custodian fees..................................................................................       4,643
Other...........................................................................................      17,664
                                                                                                  ----------

     TOTAL EXPENSES.............................................................................     843,565

Less: expense offset............................................................................      (4,633)
                                                                                                  ----------

     NET EXPENSES...............................................................................     838,932
                                                                                                  ----------

     NET INVESTMENT INCOME......................................................................   4,199,579
                                                                                                  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...............................................................................   2,233,737
Net change in unrealized appreciation...........................................................  (1,505,075)
                                                                                                  ----------

     NET GAIN...................................................................................     728,662
                                                                                                  ----------

NET INCREASE....................................................................................  $4,928,241
                                                                                                  ----------
                                                                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR          FOR THE YEAR
                                                                               ENDED                 ENDED
                                                                         DECEMBER 31, 1998     DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.................................................  $       4,199,579     $       4,363,935
Net realized gain.....................................................          2,233,737                40,800
Net change in unrealized appreciation.................................         (1,505,075)            2,564,846
                                                                        -------------------   -------------------

     NET INCREASE.....................................................          4,928,241             6,969,581
                                                                        -------------------   -------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................         (4,199,579)           (4,363,935)
Net realized gain.....................................................         (2,257,663)             (170,383)
                                                                        -------------------   -------------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS................................         (6,457,242)           (4,534,318)
                                                                        -------------------   -------------------
Net increase (decrease) from transactions in shares of beneficial
  interest............................................................          1,751,054              (367,052)
                                                                        -------------------   -------------------

     NET INCREASE.....................................................            222,053             2,068,211

NET ASSETS:
Beginning of period...................................................         94,255,481            92,187,270
                                                                        -------------------   -------------------

     END OF PERIOD....................................................  $      94,477,534     $      94,255,481
                                                                        -------------------   -------------------
                                                                        -------------------   -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Select Municipal Reinvestment Fund (the "Fund"), formerly Dean Witter Select Municipal Reinvestment Fund, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on June 1, 1983 and commenced operations on September 22, 1983.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the daily net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1998 aggregated $26,925,779 and $28,736,550, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent. At December 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $3,000.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                        DECEMBER 31, 1998             DECEMBER 31, 1997
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................    1,927,460   $   24,117,738     2,165,786   $ 26,487,176
Reinvestment of dividends and distributions......................      485,655        6,019,692       345,458      4,213,763
                                                                   -----------   --------------   -----------   ------------
                                                                     2,413,115       30,137,430     2,511,244     30,700,939
Repurchased......................................................   (2,271,402)     (28,386,376)   (2,547,603)   (31,067,991)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease)..........................................      141,713   $    1,751,054       (36,359)  $   (367,052)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE YEAR ENDED DECEMBER 31,
                                --------------------------------------------------------------------
                                   1998           1997           1996            1995        1994
----------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period.......................  $    12.47      $   12.14      $   12.48      $    11.34   $   12.82
                                ----------      ---------      ---------      ----------   ---------

Income (loss) from investment
 operations:
   Net investment income......        0.56           0.58           0.61            0.62        0.65
   Net realized and unrealized
   gain (loss)................        0.10           0.35          (0.19)           1.16       (1.40)
                                ----------      ---------      ---------      ----------   ---------

Total (loss) income from
 investment operations........        0.66           0.93           0.42            1.78       (0.75)
                                ----------      ---------      ---------      ----------   ---------

Less dividends and
 distributions from:
   Net investment income......       (0.56)         (0.58)         (0.61)          (0.62)      (0.69)
   Net realized gain..........       (0.30)         (0.02)         (0.15)          (0.02)      (0.04)
                                ----------      ---------      ---------      ----------   ---------

Total dividends and
 distributions................       (0.86)         (0.60)         (0.76)          (0.64)      (0.73)
                                ----------      ---------      ---------      ----------   ---------
Net asset value, end of
 period.......................  $    12.27      $   12.47      $   12.14      $    12.48   $   11.34
                                ----------      ---------      ---------      ----------   ---------
                                ----------      ---------      ---------      ----------   ---------

TOTAL RETURN+.................        5.46%          7.94%          3.55%          16.00%      (5.98)%

RATIOS TO AVERAGE NET ASSETS:
Expenses......................        0.91%(1)       0.95%(1)       0.94%(1)        0.97%       0.96%

Net investment income.........        4.51%          4.78%          5.01%           5.14%       5.34%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands....................     $94,478        $94,255        $92,187         $95,231     $86,405

Portfolio turnover rate.......          31%             8%            17%             17%         18%

---------------------

 + Calculated based on the net asset value as of the last business day of the period.
(1)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Select Municipal Reinvestment Fund (the "Fund"), formerly Dean Witter Select Municipal Reinvestment Fund, at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 8, 1999

                      1998 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended December 31, 1998, the Fund paid to shareholders $0.56 per share from net investment income. All of these dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.
       For the year ended December 31, 1998, the Fund paid to shareholders $0.29 per share from long-term capital gains. This capital gain distribution is taxable as 20% rate gain.

MORGAN STANLEY
DEAN WITTER
SELECT MUNICIPAL
REINVESTMENT
FUND





Annual Report
December 31, 1998



TRUSTEES
-------------------------------------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS
-------------------------------------------------------------------------------
Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

James F. Willison
VICE PRESIDENT

Joseph R. Arcieri
VICE PRESIDENT

Thomas F. Caloia
TREASURER


TRANSFER AGENT
-------------------------------------------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER
-------------------------------------------------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.